Fair Value Measurements - Schedule of Change in Fair Value of Redeemable Convertible Preferred Stock Warrant Liability (Detail) - Level 3 - Redeemable convertible preferred stock warrant liability - USD ($)
$ in Thousands
	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 4,285	$ 8,085	$ 7,823
Change in fair value	93	(3,800)	262
Conversion of Series A redeemable convertible preferred stock warrants to common stock warrants upon the closing of the IPO	(1,252)
Reclassified to additional paid-in capital	$ (3,126)
Ending balance		$ 4,285	$ 8,085